Cash and due from banks at amortized cost - Restricted due from banks at amortized cost (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2023	Dec. 31, 2022
Restricted due from banks at amortized cost [Line Items]
Restricted due from banks at amortized cost, total	₩ 19,691,163	₩ 13,840,177
Denominated in Korean won
Restricted due from banks at amortized cost [Line Items]
Reserve deposits	10,909,697	8,647,429
Other	1,633,297	2,216,899
Restricted due from banks at amortized cost, total	12,542,994	10,864,328
Denominated in foreign currency
Restricted due from banks at amortized cost [Line Items]
Deposits	₩ 7,148,169	₩ 2,975,849